Financial instruments	12 Months Ended
Mar. 31, 2014
Financial instruments

19.    Financial instruments:

Derivative instruments and, hedging activities—

In the normal course of business, NTT Group has certain financial instruments including long-term debt and other financial assets and liabilities incurred. Such financial instruments are exposed to the market risk of interest rate changes and foreign currency fluctuations. In applying a consistent risk management strategy for the purpose of reducing such risk, NTT Group uses derivative financial instruments, such as forward exchange contracts, interest rate swap agreements and currency swap agreements. NTT Group does not use derivative financial instruments for trading or speculative purposes.

Foreign Currency Exchange Rate Risk Management—

NTT Group from time to time enters into forward foreign exchange contracts, currency swap agreements and currency option agreements to hedge the risk of fluctuations in foreign currency exchange rates principally associated with long-term debt issued by NTT Group denominated in foreign currencies. Such contracts and agreements have the same maturity as the underlying debt.

Interest Rate Risk Management—

NTT Group’s exposure to market risk for changes in interest rates relates principally to its debt obligations. NTT Group has long-term debt primarily with fixed rates. Interest rate swap agreements are entered into from time to time to convert floating rate underlying debt or assets into fixed rate debt or assets, or vice versa. Interest rate option contracts are entered into from time to time to hedge the risk of a rise in the interest rate of underlying debt. These instruments are executed with creditworthy financial institutions.

Fair Value Hedges—

The derivatives designated as fair value hedges include interest rate swap agreements that are used for reducing the risk arising from the changes in the fair value of fixed rate debt. The notional principal amounts of these derivatives were ¥638 million at March 31, 2014. As discussed in note 9, NTT Group issues a variety of long-term debt bearing several types of interest and denominated in several currencies. NTT Group has a strategy to fix the anticipated cash flow related to those debts. From time to time, however, NTT Group enters into pay-floating/receive-fixed interest rate swaps, to protect the fair value of certain fixed rate debts in asset and liability management. Both the derivatives designated as fair value hedges and hedged items are reflected at fair value in the consolidated balance sheets. Changes in the fair value of the derivatives that are highly effective as, and that are designated and qualified as, fair value hedges, along with changes in the fair value of the hedged items that are attributable to the hedged risk, are recognized as “Other, net” of “Other income (expenses)” in the consolidated statements of income. Changes in the fair value of the derivatives designated as fair value hedges and the hedged items recognized in the consolidated statements of income for the fiscal year ended March 31, 2012, 2013 and 2014 were as follows:

	2012
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(1,650)	¥1,650

	2013
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(0)	¥0

	2014
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥57	¥(57)

The amount of ineffectiveness of these fair value hedges, which were reflected in net income, was not material for all periods presented. In addition, there was no amount excluded from the assessment of hedge effectiveness of fair value hedges.

Cash Flow Hedges—

The derivatives designated as cash flow hedges include forward exchange contracts, currency swap agreements and interest rate swap agreements. As discussed in note 9, NTT Group has foreign currency exposures related to its long-term debt denominated in currencies other than yen. In accordance with NTT Group’s strategy, NTT Group fixes the anticipated cash flows of paying interest and principal amounts by entering into foreign currency contracts and foreign currency swaps, to ensure its cash flows are fixed in yen. Also, as discussed in note 9, NTT Group has floating rate debt exposures related to its long-term debt. In accordance with NTT Group strategy, NTT Group fixes the anticipated cash flows of interest payment by entering into pay-fixed/receive-floating interest rate swaps. Changes in the fair value of derivatives that are highly effective as, and that are designated and qualified as, cash flow hedges are recognized in other comprehensive income (loss), until changes in cash flows from the hedged transactions are recognized as “Other, net” of “Other income (expenses)” in the consolidated statements of income. For all periods presented, these cash flow hedges were effective and the amount representing the ineffectiveness of the hedges was not material. In addition, there was no material amount excluded from the assessment of hedge effectiveness of cash flow hedges.

The notional principal amounts of cash flow hedges at March 31, 2013 and 2014 were as follows:

	2013	2014
	Millions of yen
Forward exchange contracts	¥10,545	¥8,442
Interest rate swap agreements	97,686	78,242
Currency swap agreements	¥152,204	¥147,798

Changes in the fair value of cash flow hedges recorded in other comprehensive income (loss) for the fiscal years ended March 31, 2013 and 2014 were as follows:

	2013	2014
	Millions of yen
Forward exchange contracts	¥(472)	¥(783)
Interest rate swap agreements	(1,327)	(1,463)
Currency swap agreements	2,158	(2,882)

Total	¥359	¥(5,128)

Amounts of gain (loss) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into net income for the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

	Consolidated statements of income item	2012	2013	2014
		Millions of yen
Forward exchange contracts	Other, net	¥(264)	¥32	¥1,960
Interest rate swap agreements	Other, net	(1,173)	(914)	(576)
Currency swap agreements	Other, net	604	3,362	2,501

Total		¥(833)	¥2,480	¥3,885

As of March 31, 2014, approximately ¥1,092 million of deferred net income on derivative instruments in accumulated other comprehensive income (loss) is expected to be reclassified as earnings during the next twelve months when the related interest expense is recognized.

Derivatives not designated as hedging instruments—

NTT Group has forward exchange contracts, currency swap agreements and currency option agreements to hedge currency exchange risks and also has interest rate swap agreements to manage interest rate risks. Some of these derivative financial instruments are not designated as hedging instruments.

The notional principal amounts of the derivatives not designated as hedging instruments at March 31, 2013 and 2014 were as follows:

	2013	2014
	Millions of yen
Forward exchange contracts	¥49,367	¥49,125
Interest rate swap agreements	306,162	337,010
Currency swap agreements	147	4,300
Currency option agreements	55,056	85,338

Changes in the fair value of the derivatives not designated as hedging instruments recorded in the consolidated statements of income for the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

	Consolidated statements of income item	2012	2013	2014
		Millions of yen
Forward exchange contracts	Other, net	¥1,254	¥(815)	¥1,779
Interest rate swap agreements	Other, net	(118)	152	575
Currency swap agreements	Other, net	30	(34)	1,460
Currency option agreements	Other, net	763	727	585

Total		1,929	30	4,399

Fair value of financial instruments—

The table that follows provides the estimated fair value of financial instruments. Assets and liabilities with carrying amounts that approximate fair values, such as cash and cash equivalents, notes and accounts receivable, trade, short-term borrowings, accounts payable, trade, and accrued payroll are not included in the table. Fair value information regarding “Marketable securities and other investments” is disclosed in note 7.

	2013		2014
	Carrying amount	Fair value	Carrying amount	Fair value
	Millions of yen
Long-term debt including current portion	¥3,937,935	¥4,178,710	¥3,909,024	¥4,108,377

The fair value of long-term debt, including the current portion, is measured at discount rates for similar debt instruments of comparable maturities currently offered by NTT Group, which is classified as Level 2.

The fair value of derivative instruments and amounts recognized in the consolidated balance sheets at March 31, 2013 and 2014 are as follows. The fair value of derivative instruments are measured by inputs derived principally from observable market data provided by financial institutions.

	2013	2014
	Millions of yen
Assets
Derivatives designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	¥202	¥382
Interest rate swap agreements
Prepaid expenses and other current assets	—	60
Other assets	4	—
Currency swap agreements
Prepaid expenses and other current assets	1	—
Other assets	21,902	33,349

Subtotal	22,109	33,791

Derivatives not designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	518	579
Other assets	18	88
Interest rate swap agreements
Other assets	92	604
Currency swap agreements
Prepaid expenses and other current assets	1	1,456
Currency option agreements
Prepaid expenses and other current assets	—	8
Other assets	—	282

Subtotal	629	3,017

Total	¥22,738	¥36,808

	2013	2014
	Millions of yen
Liabilities
Derivatives designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	¥10	¥13
Interest rate swap agreements
Other (Current liabilities)	196	26
Other (Long-term liabilities)	1,135	1,439
Currency swap agreements
Other (Current liabilities)	3	—
Other (Long-term liabilities)	269	571

Subtotal	1,613	2,049

Derivatives not designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	540	473
Other (Long-term liabilities)	101	35
Interest rate swap agreements
Other (Current liabilities)	53	124
Other (Long-term liabilities)	588	454
Currency swap agreements
Other (Current liabilities)	5	—
Currency option agreements
Other (Current liabilities)	40	11
Other (Long-term liabilities)	329	74

Subtotal	1,656	1,171

Total	¥3,269	¥3,220

Contingent features in derivative instruments—

At March 31, 2014, NTT Group had no material derivative instruments that contain credit risk-related contingent features which would have a material adverse effect on NTT’s consolidated financial position or results of operations.

Concentrations of credit risk—

NTT Group does not have any significant concentration of business transacted with an individual counter-party or groups of counter-parties that could, if suddenly eliminated, severely impact its operations at March 31, 2014.